Fees Summary	May 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 372,307,668.48
Previously Paid Amount	0.00
Total Fee Amount	51,415.69
Total Offset Amount	0.00
Net Fee	$ 51,415.69
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A